Equity - Additional information (Details) $ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 BRL (R$)
Disclosure of classes of share capital [line items]
Issued capital	R$ 76		R$ 76
Authorized share capital | $		$ 50,000
Number of shares authorized (in shares) | shares	630,000,000	630,000,000
Par value per share (in dollars per share) | $ / shares		$ 0.000079365
Increase (decrease) in premium received on treasury stock options included in the repurchase program	R$ 17,741
Incentive share lock-up period	10 years
Total
Disclosure of classes of share capital [line items]
Increase (decrease) in premium received on treasury stock options included in the repurchase program	R$ 17,741